Concentrations of risk and segment information	9 Months Ended
Sep. 30, 2014
Risks and Uncertainties [Abstract]
Concentrations of risk and segment information

14. Concentrations of risk and segment information

Segment information

The Company operates as one operating segment as it only reports financial information on an aggregate and consolidated basis to its CEO, who is the Company’s chief operating decision maker.

Customer concentration

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of trade receivables. The Company believes that the credit risk in its trade receivables is mitigated by the Company’s credit evaluation process, relatively short collection terms and dispersion of its customer base. The Company generally does not require collateral and losses on trade receivables have historically been within management’s expectations.

As of December 31, 2012, one distributor customer accounted for 10% of the Company’s net accounts receivable balance. As of December 31, 2012 and 2013 and September 30, 2014 (unaudited), one retail customer accounted for 47%, 21% and 30% of the Company’s net accounts receivable balance, respectively. As of December 31, 2013 and September 30, 2014 (unaudited), a second retail customer accounted for 14% of the Company’s net accounts receivable balance. As of December 31, 2013, a third retail customer accounted for 11% of the Company’s net accounts receivable balance. As of September 30, 2014 (unaudited), a fourth retail customer accounted for 13% of the Company’s net accounts receivable.

In 2013 and the nine months ended September 30, 2014 (unaudited), the Company sold accounts receivables, without recourse, of $71.1 million and $121.6 million, respectively, from a customer to a third-party banking institution. Factoring fees of $0.6 million and $1.1 million in 2013 and the nine months ended September 30, 2014 (unaudited), respectively, related to the sale of trade accounts receivable were included in other income (expense), net.

Customers with revenue equal to or greater than 10% of total revenue for the years ended December 31, 2011, 2012 and 2013, and for the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited) were as follows:

	Years ended December 31,			Nine months ended September 30,
	2011	2012	2013	2013	2014

				(unaudited)
A (retailer)	15%	15%	17%	15%	19%
B (distributor)	*	*	*	10%	*

*	Less than 10% of total revenue for the period indicated

Supplier concentration

The Company relies on third parties for the supply and manufacture of its capture devices. In instances where a supply and manufacture agreement does not exist or suppliers fail to perform their obligations, the Company may be unable to find alternative suppliers or satisfactorily deliver its products to its customers on time, if at all.

The Company also relies on third parties with whom it outsources supply chain activities related to inventory warehousing, order fulfillment, distribution and other direct sales logistics. The Company cannot be sure that these parties will perform their obligations as expected or that any cost savings, or other benefits will be derived from the efforts of these parties. If any of these parties breaches or terminates their agreement with the Company or otherwise fails to perform their obligations in a timely manner, the Company’s financial results may be adversely affected.

Geographic and other information

Revenue by geographic region, based on ship-to destinations, was as follows:

	Year ended December 31,			Nine months ended September 30,
(in thousands)	2011	2012	2013	2013	2014

				(unaudited)
Americas	$168,450	$314,135	$557,285	$328,006	$482,769
Europe, Middle East and Africa	51,328	157,587	311,674	218,884	193,844
Asia and Pacific area countries	14,460	54,294	116,778	77,395	83,679

	$234,238	$526,016	$985,737	$624,285	$760,292

Revenue in the United States, which is included in the Americas geographic region, was $151.4 million, $278.7 million, $498.5 million, $296.4 million and $428.9 million for the years ended December 31, 2011, 2012 and 2013 and for the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited), respectively.

As of December 31, 2012 and 2013 and September 30, 2014 (unaudited) long-lived assets, which represent property and equipment, located outside the United States, primarily China, were $4.0 million, $6.0 million and $13.9 million, respectively.

The Company does not disclose revenue by product category as it does not track sales incentives and other revenue adjustments by product category to report such data.